Hedging derivatives - Schedule of details of hedging instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 386,843	€ 392,948	€ 360,626
Carrying amount - Assets	8,069	4,761	8,325
Carrying amount - liabilities	9,228	5,463	6,869
Changes in fair value used for calculating hedge ineffectiveness	364	(1,783)	2,124
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	214,473	206,957	199,260
Carrying amount - Assets	5,095	2,528	4,199
Carrying amount - liabilities	4,630	2,656	4,671
Changes in fair value used for calculating hedge ineffectiveness	3,351	1,079	(451)
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	190,513	176,176	181,582
Carrying amount - Assets	4,405	2,227	3,528
Carrying amount - liabilities	4,239	1,778	3,850
Changes in fair value used for calculating hedge ineffectiveness	2,554	591	(456)
Fair value hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	87,477	66,904	94,713
Carrying amount - Assets	2,950	1,668	2,985
Carrying amount - liabilities	3,203	920	2,747
Changes in fair value used for calculating hedge ineffectiveness	(716)	(377)	(27)
Fair value hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	88,059	97,321	69,740
Carrying amount - Assets	1,367	1	184
Carrying amount - liabilities	623	734	886
Changes in fair value used for calculating hedge ineffectiveness	3,468	714	(486)
Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	4,492	21,238	9,037
Carrying amount - Assets	147	7	293
Carrying amount - liabilities	25	423	47
Changes in fair value used for calculating hedge ineffectiveness	(9)	287	11
Fair value hedges | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	3,745	13,909	8,422
Carrying amount - Assets	147	7	210
Carrying amount - liabilities	25	423	47
Changes in fair value used for calculating hedge ineffectiveness	(36)	22	11
Fair value hedges | Exchange rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	747	7,329
Carrying amount - Assets	0	0
Carrying amount - liabilities	0	0
Changes in fair value used for calculating hedge ineffectiveness	27	265
Fair value hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Notional amount	19,412	9,326	8,434
Carrying amount - Assets	543	294	378
Carrying amount - liabilities	366	452	771
Changes in fair value used for calculating hedge ineffectiveness	805	200	(11)
Fair value hedges | Interest rate and foreign exchange risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	905	1,650
Carrying amount - Assets	4	12
Carrying amount - liabilities	80	9
Changes in fair value used for calculating hedge ineffectiveness	(79)	(7)
Fair value hedges | Interest rate and foreign exchange risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	8,679
Carrying amount - Assets	261
Carrying amount - liabilities	0
Changes in fair value used for calculating hedge ineffectiveness	922
Fair value hedges | Interest rate and foreign exchange risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	9,522	7,397	7,704
Carrying amount - Assets	266	281	370
Carrying amount - liabilities	286	443	757
Changes in fair value used for calculating hedge ineffectiveness	(61)	192	(4)
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Notional amount	56	173	207
Carrying amount - Assets	0	0	0
Carrying amount - liabilities	0	2	3
Changes in fair value used for calculating hedge ineffectiveness	1	1	5
Fair value hedges | Credit risk | Credit default swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	56
Carrying amount - Assets	0
Carrying amount - liabilities	0
Changes in fair value used for calculating hedge ineffectiveness	1
Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount		44
Carrying amount - Assets		0
Carrying amount - liabilities		1
Changes in fair value used for calculating hedge ineffectiveness		0
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	149,756	160,397	139,156
Carrying amount - Assets	2,730	2,034	3,436
Carrying amount - liabilities	3,767	2,157	1,739
Changes in fair value used for calculating hedge ineffectiveness	(520)	(1,703)	235
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	81,626	99,648	74,731
Carrying amount - Assets	137	156	478
Carrying amount - liabilities	1,325	420	522
Changes in fair value used for calculating hedge ineffectiveness	(2,461)	(526)	78
Cash flow hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	55,886	69,471	46,547
Carrying amount - Assets	59	70	237
Carrying amount - liabilities	1,494	155	108
Changes in fair value used for calculating hedge ineffectiveness	(1,439)	(212)	135
Cash flow hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	20,784	16,846	12,123
Carrying amount - Assets	49	20	204
Carrying amount - liabilities	(184)	182	7
Changes in fair value used for calculating hedge ineffectiveness	(1,151)	(409)	145
Cash flow hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	2,027	7,652	7,492
Carrying amount - Assets	0	0	0
Carrying amount - liabilities	0	0	322
Changes in fair value used for calculating hedge ineffectiveness	51	(155)	(208)
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	34,973	27,343	23,483
Carrying amount - Assets	1,358	396	555
Carrying amount - liabilities	746	657	802
Changes in fair value used for calculating hedge ineffectiveness	1,760	(112)	(401)
Cash flow hedges | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	10,754	8,381	9,151
Carrying amount - Assets	267	280	265
Carrying amount - liabilities	172	42	195
Changes in fair value used for calculating hedge ineffectiveness	773	26	(155)
Cash flow hedges | Exchange rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount
Cash flow hedges | Exchange rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	20,005	15,004	13,425
Carrying amount - Assets	951	100	283
Carrying amount - liabilities	455	606	600
Changes in fair value used for calculating hedge ineffectiveness	982	(133)	(103)
Cash flow hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Notional amount	16,175	21,609	27,021
Carrying amount - Assets	1,046	1,425	2,362
Carrying amount - liabilities	292	400	275
Changes in fair value used for calculating hedge ineffectiveness	(80)	(815)	679
Cash flow hedges | Interest rate and foreign exchange risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	3,361	3,604	5,218
Carrying amount - Assets	0	95	262
Carrying amount - liabilities	161	2	0
Changes in fair value used for calculating hedge ineffectiveness	(333)	(112)	129
Cash flow hedges | Interest rate and foreign exchange risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	12,814	17,005	19,682
Carrying amount - Assets	1,046	1,330	2,100
Carrying amount - liabilities	131	393	264
Changes in fair value used for calculating hedge ineffectiveness	249	(702)	550
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	16,924	11,741	13,907
Carrying amount - Assets	180	52	36
Carrying amount - liabilities	1,403	679	140
Changes in fair value used for calculating hedge ineffectiveness	261	(247)	(129)
Cash flow hedges | Inflation risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount
Cash flow hedges | Inflation risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	14,096	10,503	10,206
Carrying amount - Assets	179	51	26
Carrying amount - liabilities	1,364	678	136
Changes in fair value used for calculating hedge ineffectiveness	241	(232)	(132)
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Notional amount	58	56	14
Carrying amount - Assets	9	5	5
Carrying amount - liabilities	1	1	0
Changes in fair value used for calculating hedge ineffectiveness	0	(3)	8
Cash flow hedges | Equity risk | Option
Disclosure of detailed information about hedged items [line items]
Notional amount	58
Carrying amount - Assets	9
Carrying amount - liabilities	1
Changes in fair value used for calculating hedge ineffectiveness	0
Hedges of net investments in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	22,614	25,594	22,210
Carrying amount - Assets	244	199	690
Carrying amount - liabilities	831	650	459
Changes in fair value used for calculating hedge ineffectiveness	(2,467)	(1,159)	2,340
Hedges of net investments in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	22,614	25,594	22,210
Carrying amount - Assets	244	199	690
Carrying amount - liabilities	831	650	459
Changes in fair value used for calculating hedge ineffectiveness	(2,467)	(1,159)	2,340
Hedges of net investments in foreign operations | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	22,614	25,594	22,210
Carrying amount - Assets	244	199	690
Carrying amount - liabilities	831	650	459
Changes in fair value used for calculating hedge ineffectiveness	€ (2,467)	€ (1,159)	€ 2,340